SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Credit Card Securitizations (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) trust	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Securitized credit card receivables
Number of trusts to hold securitized credit card receivables | trust	2
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$ 9,700,000,000	$ 15,700,000,000
Retained by Citigroup as trust-issued securities	7,200,000,000	7,900,000,000
Retained by Citigroup via non-certificated interests	16,100,000,000	11,100,000,000
Total ownership interests in principal amount of trust credit card receivables	33,000,000,000.0	34,700,000,000
Credit card securitizations
Securitized credit card receivables
Gains (losses) recognized on the securitization	0
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations	0	300,000,000	$ 0
Pay down of maturing notes	$ (6,000,000,000.0)	$ (4,300,000,000)	$ (7,600,000,000)